Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 9,141,439	$ 7,843,367
Work in process	284,148	223,803
Goods shipped in transit	91,745	88,731
Finished goods	321,601	300,394
Total inventory	$ 9,838,933	$ 8,456,295